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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664

                          Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 1, 2005 through December 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.






                                     PIONEER
                             -----------------------
                                  CULLEN VALUE
                                      FUND

                                   Semiannual
                                     Report

                                    12/31/05





                             [LOGO] PIONEER
                                    Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1
Portfolio Summary                             2
Prices and Distributions                      3
Performance Update                            4
Comparing Ongoing Fund Expenses               8
Portfolio Management Discussion              10
Schedule of Investments                      14
Financial Statements                         18
Notes to Financial Statements                26
Trustees, Officers and Service Providers     32

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
As 2005 came to a close, U.S. investors looked back on a year of major challenges, though without much change in the market indices. The war in Iraq continued, oil prices soared, then dropped, while short-term interest rates ratcheted steadily higher and intermediate and long-term rates stayed about the same. Natural disasters also threatened economic expansion. Still, the economy moved forward as corporate earnings grew. The hope of a growing economy was not reflected by the small gains or losses in the major U.S. market indices. Among capitalization ranges, midcap issues made the most headway. Bond prices held firm and yields remained low, perhaps a sign that the Federal Reserve Board's interest rate hikes would temper the inflationary pressures induced by a growing economy.

Among the nagging issues facing the U.S. economy in 2006 is the potential impact of high energy prices on consumer spending and corporate profits. Also unknown at this time is whether the Federal Reserve Board will continue to raise interest rates under its new chairman, Ben Bernanke, who stated his top priority will be to maintain continuity.

Rising interest rates and improving business conditions made U.S. holdings more attractive to foreign investors, helping to strengthen the dollar versus the euro and other key currencies. Investors in many foreign markets enjoyed stellar returns. Double-digit gains were widespread in Europe, Asia and Latin America. Even the long-dormant Japanese economy began to stir, while emerging markets, especially those rich in natural resources, fed global economic growth.

The disparity of returns among countries and sectors underscores the importance for investors to maintain a well-diversified portfolio. We believe this may be a good time for investors to review their holdings with their advisor and determine if they reflect the wide range of opportunities that exist across many asset classes, as last year's results make clear.

Investing for income with Pioneer

Adding one or more of Pioneer's income-oriented funds to your investment program may help improve your portfolio's overall balance. As a premier provider of fixed-income investments, Pioneer offers you a broad selection of actively managed bond funds to help meet a variety of investment needs. Pioneer also offers income-oriented equity funds, each managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through active diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.



Respectfully,

/s/ Osbert M. Hood


Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                            66.4%
Depositary Receipts for International Stocks  20.9%
Temporary Cash Investments                    10.0%
International Common Stocks                    2.7%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials              32.5%
Consumer Staples        14.2%
Industrials             12.9%
Information Technology  12.0%
Health Care              8.2%
Materials                7.8%
Energy                   6.4%
Consumer Discretionary   6.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

   1.   Chubb Corp.                    3.65%     6.   Regions Financial Corp.    3.27%
   2.   GlaxoSmithKline Plc            3.63      7.   J.P. Morgan Chase & Co.    3.23
   3.   Hartford Financial Services              8.   Norfolk Southern Corp.     3.19
          Group, Inc.                  3.42
   4.   Hewlett-Packard Co.            3.41      9.   Diageo Plc (A.D.R.)        3.19
   5.   Anglo American Plc             3.34      10.  Cemex SA (A.D.R.)          3.19

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
-----------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------


 Class  12/31/05   6/30/05
------- ---------- --------
    A   $17.31     $16.19
    B   $17.23     $16.15
    C   $17.22     $16.15
    Y   $17.33     $16.20

Distributions Per Share
--------------------------------------------------------------------------------


                    7/1/05 - 12/31/05
                    -----------------
                       Short-Term      Long-Term
 Class   Dividends   Capital Gains   Capital Gains
------- ----------- --------------- --------------
    A   $0.0614     $0.0159         $0.2024
    B   $0.0162     $0.0159         $0.2024
    C   $0.0286     $0.0159         $0.2024
    Y   $0.0740     $0.0159         $0.2024


--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the Value of $10,000 Investment charts on pages 4-7.

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                              CLASS A SHARES
-----------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund at public offering price, compared to that of the Standard & Poor's (S&P) 500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

                Pioneer Cullen   S&P 500
                Value Fund       Index

7/00              9425            10000
                  9894             9274
12/01            10105             8172
                  9305             6367
12/03            12847             8192
                 14663             9083
12/05            16619             9528

Average Annual Total Returns
(As of December 31, 2005)
                              Net         Public
                          Asset Value    Offering
Period                       (NAV)      Price (POP)
Life-of-Class                11.57%        10.38%
(7/1/00)
5 Years                      10.93         9.63
1 Year                       13.34         6.80


--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                             CLASS B SHARES
-----------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

               Pioneer
               Cullen             S&P
                Value             500
                Fund             Index
7/00            10000            10000
                10496             9274
12/01           10720             8172
                 9871             6367
12/03           13628             8192
                15555             9083
12/05           17504             9528


Average Annual Total Returns
(As of December 31, 2005)
                               If          If
Period                        Held      Redeemed
 Life-of-Class
 (2/28/05)                   11.43%      11.43%
 5 Years                     10.77       10.77
 1 Year                      12.53        8.53


--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years. Class B shares reflect the deduction of the maximum applicable contingent deferred sales charge (CDSC). The maximum CDSC is 4.0% and declines over five years. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                             CLASS C SHARES
-----------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

              Pioneer Cullen      S&P 500
                Value Fund         Index
 7/00            10000            10000
                 10496             9274
12/01            10720             8172
                  9871             6367
12/03            13628             8192
                 15555             9083
12/05            17504             9528

Average Annual Total Returns
(As of December 31, 2005)
                               If          If
Period                        Held      Redeemed
Life-of-Class
(7/1/96)                     11.43%      11.43%
5 Years                      10.77       10.77
1 Year                       12.54       12.54

--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                              CLASS Y SHARES
-----------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Cullen Value Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

             Pioneer Cullen      S&P 500
               Value Fund         Index
7/00            10000            10000
                10496             9274
12/01           10720             8172
                 9871             6367
12/03           13628             8192
                15555             9083
12/05           17662             9528


Average Annual Total Returns
(As of December 31, 2005)
                              If           If
Period                       Held       Redeemed
 Life-of-Class
 (2/28/05)                   11.61%      11.61%
 5 Years                     10.97       10.97
 1 Year                      13.55       13.55


--------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The performance of each class of the fund from July 1, 2000 to February 25, 2005 is the performance of Cullen Value Fund's single class, which has been restated to reflect differences in any applicable sales charge, (but not other differences in expenses). This adjustment has the effect of reducing the previously reported performance of the Cullen Value Fund. The Pioneer Cullen Value Fund was created through the reorganization of the predecessor Cullen Value Fund on 2/28/05.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
-----------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value - $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on actual returns from July 1, 2005 through December 31, 2005

Share Class                           A            B            C            Y
---------------------------------------------------------------------------------
 Beginning Account Value
 On 7/1/05                       $1,000.00    $1,000.00    $1,000.00    $1,000.00

 Ending Account Value
 On 12/31/05                     $1,086.40    $1,081.40    $1,081.50    $1,087.80

 Expenses Paid During Period*    $    6.21    $   11.07    $   10.49    $    4.47

 * Expenses are equal to the Fund's annualized expense ratio of 1.18%, 2.11%, 2.00% and 0.85%, for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Cullen Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from July 1, 2005 through December 31, 2005

Share Class                           A            B            C            Y
--------------------------------------------------------------------------------
 Beginning Account Value
 On 7/1/05                       $1,000.00    $1,000.00    $1,000.00    $1,000.00

 Ending Account Value
 On 12/31/05                     $1,019.26    $1,014.57    $1,015.12    $1,020.92

 Expenses Paid During Period*    $    6.01    $   10.71    $   10.16    $    4.33

 * Expenses are equal to the Fund's annualized expense ratio of 1.18%, 2.11%, 2.00% and 0.85% for Class A, Class B, Class C and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

The second half of 2005 saw consistent growth both in the economy and in corporate profitability, despite interim scares about the impact of hurricane damage in the Gulf region, sharply rising energy prices and higher short-term interest rates. Stock market indices generally rose during the period, with some selected sectors and stocks performing particularly well. In the following interview, James P. Cullen, President of Cullen Capital Management and the leader of the management team for the Fund, discusses the factors that influenced the performance of Pioneer Cullen Value Fund during the six-month period ended December 31, 2005.

Q:  How did the Fund perform?

A: The Fund substantially outperformed market benchmarks and the average of its competitive peer group. For the six months ended December 31, 2005, Pioneer Cullen Value Fund (Class A shares) returned 8.64% at net asset value. During the same six months, the Standard & Poor's 500 Index returned 5.76%, while the Russell 1000 Value Index returned 5.20%. The average return of the 491 funds in Lipper's Multi-Cap Value group was 5.47% during the period.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What were the principal factors that affected Fund performance?

A: Stock selection was the principal driver of performance for the six months. We also were helped by an underweight position in the energy sector and our decision in October to initiate positions in traditional growth stocks whose stock valuations had fallen far enough to meet our criteria as value investors.

    Our strategy is to focus on the longer-term and to stick to our discipline, which focuses on companies with lower-than-average prices and high dividend yields and strong balance sheets. Our investment universe encompasses those companies whose stock valuations - as measured by price/earnings ratios - are in the

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    lowest 20% of the market. Many of these companies are mispriced and we try to find these mispriced companies through intense analysis. As part of our strategy, we like to take advantage of companies that can benefit from longer-term secular themes, such as the globalization of the world economies. We have a concentrated portfolio of approximately 35 different companies, and Fund turnover tends to be relatively low.

    Stocks in general went through a sharp correction in October 2005 following the devastation of New Orleans and the Gulf Coast from Hurricanes Katrina and Rita and the sharp increases in energy prices that quickly followed. We took advantage of this unusual occurrence to invest in several traditional growth companies whose prices had fallen to levels that made them eligible for consideration for our portfolio. They included Home Depot, Hewlett-Packard, Nokia and Motorola. The stock prices of these traditional growth companies subsequently began recovering in the final two months of 2005 and had a significant impact on the Fund's strong performance. Also helping performance was our decision before the period began to move from an overweight to an underweight position in energy stocks. Investors began taking profits from their energy holdings in the final half of the year after strong performance by the energy sector earlier.

Q: What were some of the individual stocks that had the greatest positive impact on results?

A: The growth stocks mentioned earlier turned out to be strong performers. Hewlett- Packard, a leader in the technology hardware industry, rose sharply as investors reacted enthusiastically to the appointment of a new chief executive and the expectation that the company would move in a new direction. Home Depot's valuation rose as a result of the company's restructuring, which included a greater focus on business with construction contractors. Nokia and Motorola both were positioned to benefit from the globalization of communications, the expansion of wireless telecommunications services into emerging markets and the introduction of a new generation of wireless phones.

    Several of the Fund's other better performing investments were companies that exemplified the globalization theme. They included Anglo American of the United Kingdom, a leading gold and copper mining company with operations in South America, Africa and Asia. Its stock, which had been trading at inexpensive levels, appreciated

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                           (continued)
--------------------------------------------------------------------------------

    as the prices of gold and copper rose. Cemex, the Mexican-based basic materials company with significant operations throughout the world, including the United States, also turned in strong stock performance.

    Our strategy in the financial industry also supported results, as we emphasized companies with global franchises, such as J.P Morgan Chase and Merrill Lynch, as well as domestic companies that eventually could be acquisition candidates in a consolidating industry. Those included Regions Financial, an undervalued regional bank headquartered in Montgomery, Alabama.

    Although we usually concentrate on large-cap companies, we do have some investments in mid-caps. Two mid-cap companies that performed well during the six months were Arrow Electronics, which has developed a global business in electrical components, and BorgWarner, a manufacturer of advanced automotive equipment, including drive trains.

Q:  What were some of the disappointments?

A: Two of our remaining energy positions, Anadarko and Petrobras, suffered small price declines, but still outperformed the energy sector during the six months. Anadarko, an exploration and production company, has good long-term potential and could be an acquisition candidate. We did not hold Petrobras at the end of the period.

    Our health care holdings also held back results. We have sold our position in Pfizer for tax reasons, but we continue to see value in the sector since it has fallen out of favor.

    Constellation Energy, a utility company that we owned early in the period, also detracted from results before we liquidated our position.

Q:  What is your investment outlook?

A: We expect to continue to pursue our globalization theme in 2006, and we see some interesting opportunities. We are particularly interested in investments in companies that are globalizing their businesses, whether they are domestic or international. Three years after the world economy emerged from recession, companies are finding ways to cut costs, become more productive and still be more competitive in the global marketplace. This includes financial companies such as J.P. Morgan Chase and Merrill Lynch. We also have added a number of positions in foreign companies

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    that are becoming leading consumer staples competitors in the global marketplace. They include: Unilever, a personal care products company based in the Netherlands; Nestle, the Swiss-based food products company; and Diageo, a London-based company marketing alcoholic beverages worldwide under a number of different brand names.

    Our focus continues to be on finding value in companies that we believe are well positioned to produce gains within a three- to five-year time frame.

Investments in mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities. Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05 (unaudited)
--------------------------------------------------------------------------------

  Shares                                               Value
              COMMON STOCKS - 88.3%
              Energy - 5.7%
              Coal & Consumable Fuels - 0.3%
  24,300      Cameco Corp.                      $  1,540,377
                                                ------------
              Integrated Oil & Gas - 1.5%
 122,000      ConocoPhillips                    $  7,097,960
                                                ------------
              Oil & Gas Exploration & Production - 3.9%
 121,900      Anadarko Petroleum Corp.          $ 11,550,025
  89,900      Devon Energy Corp.                   5,622,346
                                                ------------
                                                $ 17,172,371
                                                ------------
              Total Energy                      $ 25,810,708
                                                ------------
              Materials - 6.9%
              Construction Materials - 2.8%
 216,870      Cemex SA (A.D.R.)                 $ 12,866,897
                                                ------------
              Diversified Metals & Mining - 3.0%
 387,300      Anglo American Plc                $ 13,470,294
                                                ------------
              Forest Products - 1.1%
  76,650      Weyerhaeuser Co.                  $  5,084,961
                                                ------------
              Total Materials                   $ 31,422,152
                                                ------------
              Capital Goods - 3.5%
              Aerospace & Defense - 1.0%
 107,900      Raytheon Co.                      $  4,332,185
                                                ------------
              Industrial Conglomerates - 2.5%
 327,800      General Electric Co.              $ 11,489,390
                                                ------------
              Total Capital Goods               $ 15,821,575
                                                ------------
              Transportation - 7.9%
              Railroads - 7.9%
 149,300      Canadian National Railway Co.     $ 11,942,507
 269,900      Canadian Pacific Railway, Ltd       11,322,305
 287,500      Norfolk Southern Corp.              12,888,625
                                                ------------
                                                $ 36,153,437
                                                ------------
              Total Transportation              $ 36,153,437
                                                ------------

14 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                      Value
              Automobiles & Components - 2.5%
              Auto Parts & Equipment - 2.5%
  189,800     Borg-Warner Automotive, Inc.              $ 11,507,574
                                                        ------------
              Total Automobiles & Components            $ 11,507,574
                                                        ------------
              Retailing - 2.8%
              Home Improvement Retail - 2.8%
  315,250     Home Depot, Inc.                          $ 12,761,320
                                                        ------------
              Total Retailing                           $ 12,761,320
                                                        ------------
              Food, Beverage & Tobacco - 12.5%
              Agricultural Products - 1.5%
  288,250     Archer Daniels Midland Co.                $  7,108,245
                                                        ------------
              Distillers & Vintners - 2.8%
  220,850     Diageo Plc (A.D.R.)                       $ 12,875,555
                                                        ------------
              Packaged Foods & Meats - 8.2%
  257,000     General Mills, Inc.                       $ 12,675,240
  167,860     Nestle SA (A.D.R.)                          12,551,228
  176,300     Unilever NV                                 12,102,995
                                                        ------------
                                                        $ 37,329,463
                                                        ------------
              Total Food, Beverage & Tobacco            $ 57,313,263
                                                        ------------
              Pharmaceuticals & Biotechnology - 7.2%
              Pharmaceuticals - 7.2%
  290,050     GlaxoSmithKline Plc                       $ 14,641,724
  350,000     Pfizer, Inc.                                 8,162,000
  221,400     Wyeth                                       10,199,898
                                                        ------------
                                                        $ 33,003,622
                                                        ------------
              Total Pharmaceuticals & Biotechnology     $ 33,003,622
                                                        ------------
              Banks - 9.3%
              Diversified Banks - 6.4%
  260,600     Bank of America Corp.                     $ 12,026,690
  164,850     Icici Bank, Ltd. (A.D.R.)                    4,747,680
  242,150     Wachovia Corp.                              12,800,049
                                                        ------------
                                                        $ 29,574,419
                                                        ------------

The accompanying notes are an integral part of these financial statements.   15

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05  (unaudited)                      (continued)
--------------------------------------------------------------------------------

   Shares                                                        Value
              Regional Banks - 2.9%
  386,300     Regions Financial Corp.                     $ 13,196,008
                                                          ------------
              Total Banks                                 $ 42,770,427
                                                          ------------
              Diversified Financials - 10.8%
              Diversified Capital Markets - 2.6%
  125,400     UBS AG                                      $ 11,931,810
                                                          ------------
              Investment Banking & Brokerage - 2.8%
  189,070     Merrill Lynch & Co., Inc.                   $ 12,805,711
                                                          ------------
              Diversified Financial Services - 5.4%
  243,250     Citigroup, Inc.                             $ 11,804,923
  328,980     J.P. Morgan Chase & Co.                       13,057,216
                                                          ------------
                                                          $ 24,862,139
                                                          ------------
              Total Diversified Financials                $ 49,599,660
                                                          ------------
              Insurance - 8.6%
              Life & Health Insurance - 2.4%
  216,900     MetLife, Inc.                               $ 10,628,100
                                                          ------------
              Multi-Line Insurance - 3.0%
  161,000     Hartford Financial Services Group, Inc.     $ 13,828,290
                                                          ------------
              Property & Casualty Insurance - 3.2%
  150,800     Chubb Corp.                                 $ 14,725,620
                                                          ------------
              Total Insurance                             $ 39,182,010
                                                          ------------
              Technology Hardware & Equipment - 10.6%
              Communications Equipment - 5.0%
  477,100     Motorola, Inc.                              $ 10,777,689
  652,400     Nokia Corp. (A.D.R.)                          11,938,920
                                                          ------------
                                                          $ 22,716,609
                                                          ------------
              Computer Hardware - 3.0%
  481,200     Hewlett-Packard Co.                         $ 13,776,756
                                                          ------------
              Technology Distributors - 2.6%
  372,550     Arrow Electronics, Inc.*                    $ 11,932,776
                                                          ------------
              Total Technology Hardware & Equipment       $ 48,426,141
                                                          ------------
              TOTAL COMMON STOCKS
              (Cost $375,596,064)                         $403,771,889
                                                          ------------

16 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                              Value
                 TEMPORARY CASH INVESTMENT - 9.8%
                 Repurchase Agreement - 9.8%
$45,000,000      UBS Warburg, Inc., dated 12/30/05, repurchase
                 price of $45,000,000 plus accrued interest
                 on 1/3/06 collateralized by $46,909,000
                 U.S. Treasury Bill, 4.36%, 6/29/06               $ 45,000,000
                                                                  ------------
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost $45,000,000)                               $ 45,000,000
                                                                  ------------
                 TOTAL INVESTMENT IN SECURITIES - 98.1%
                 (Cost $420,596,064)                              $448,771,889
                                                                  ------------
                 OTHER ASSETS AND LIABILITIES - 1.9%              $  8,773,305
                                                                  ------------
                 TOTAL NET ASSETS - 100.0%                        $457,545,194
                                                                  ============

(A.D.R.) American Depositary Receipt

*        Non-income producing security

(a)      At December 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $420,623,820 was as follows:

         Aggregate gross unrealized gain for all investments in which
         there is an excess of value over tax cost                                               $28,821,492

         Aggregate gross unrealized loss for all investments in which
         there is an excess of tax cost over value                                                  (673,423)
                                                                                                 -----------
         Net unrealized gain                                                                     $28,148,069
                                                                                                 ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended December 31, 2005 aggregated $321,141,035 and $49,673,144, respectively.

The accompanying notes are an integral part of these financial statements.   17

Pioneer Cullen Value Fund
-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05 (unaudited)
-------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $420,596,064)            $448,771,889
  Cash                                                       3,208,494
  Receivables -
    Fund shares sold                                        10,289,480
    Dividends, interest and foreign taxes withheld             346,603
  Other                                                         46,809
                                                          ------------
     Total assets                                         $462,663,275
                                                          ------------
LIABILITIES:
  Payables -
    Investment securities purchased                       $  4,730,271
    Fund shares repurchased                                    330,428
  Due to affiliates                                             27,621
  Accrued expenses                                              29,761
                                                          ------------
     Total liabilities                                    $  5,118,081
                                                          ------------
NET ASSETS:
  Paid-in capital                                         $431,245,297
  Accumulated net investment loss                             (171,745)
  Accumulated net realized loss on investments              (1,704,183)
  Net unrealized gain on investments                        28,175,825
                                                          ------------
     Total net assets                                     $457,545,194
                                                          ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $311,826,173/18,016,138 shares)       $      17.31
                                                          ============
  Class B (based on $35,614,878/2,067,339 shares)         $      17.23
                                                          ============
  Class C (based on $79,107,066/4,592,940 shares)         $      17.22
                                                          ============
  Class Y (based on $30,997,077/1,788,122 shares)         $      17.33
                                                          ============
MAXIMUM OFFERING PRICE:
  Class A ($17.31 [divided by] 94.25%)                    $      18.37
                                                          ============

18 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------
For the Six Months Ended 12/31/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $33,452)     $2,067,504
  Interest                                                    518,766
                                                           ----------
     Total investment income                                               $ 2,586,270
                                                                           -----------
EXPENSES:
  Management fees                                          $  867,610
  Transfer agent fees and expenses
    Class A                                                    93,017
    Class B                                                    28,649
    Class C                                                    32,301
    Class Y                                                     1,372
  Distribution fees
    Class A                                                   211,499
    Class B                                                   104,375
    Class C                                                   194,908
  Administrative reimbursements                                21,458
  Custodian fees                                               10,898
  Registration fees                                            60,310
  Professional fees                                            30,030
  Printing expense                                             33,856
  Fees and expenses of nonaffiliated trustees                   3,864
  Miscellaneous                                                     5
                                                           ----------
     Total expenses                                                        $ 1,694,152
     Less fees paid indirectly                                                    (983)
                                                                           -----------
     Net expenses                                                          $ 1,693,169
                                                                           -----------
       Net investment income                                               $   893,101
                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments                                         $(1,675,232)
                                                                           -----------
  Change in net unrealized gain on investments                             $18,842,911
                                                                           -----------
    Net gain on investments                                                $17,167,679
                                                                           -----------
    Net increase in net assets resulting from operations                   $18,060,780
                                                                           ===========

The accompanying notes are an integral part of these financial statements.   19

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------
For the Six Months Ended 12/31/05 and the Year Ended 6/30/05

                                                           Six Months
                                                         Ended 12/31/05     Year Ended
                                                           (unaudited)        6/30/05
FROM OPERATIONS:
Net investment income                                    $     893,101    $     318,077
Net realized gain (loss) on investments                     (1,675,232)       4,252,733
Change in net unrealized gain on investments                18,842,911        3,255,864
                                                         -------------    -------------
    Net increase in net assets resulting
     from operations                                     $  18,060,780    $   7,826,674
                                                         -------------    -------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.06 and $0.03 per share, respectively)    $  (1,076,506)   $     (88,361)
    Class B ($0.02 and $0.00 per share, respectively)          (32,578)               -
    Class C ($0.03 and $0.00 per share, respectively)         (126,099)               -
    Class Y ($0.07 and $0.00 per share, respectively)         (130,785)               -
Net realized gain:
    Class A ($0.22 and $0.34 per share, respectively)       (2,916,130)        (883,696)
    Class B ($0.22 and $0.00 per share, respectively)         (348,294)               -
    Class C ($0.22 and $0.00 per share, respectively)         (726,773)               -
    Class Y ($0.22 and $0.00 per share, respectively)         (257,476)               -
                                                         -------------    -------------
     Total distributions to shareowners                  $  (5,614,641)   $    (972,057)
                                                         -------------    -------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $ 329,022,170    $ 106,794,984
Reinvestment of distributions                                4,781,684          950,212
Cost of shares repurchased                                 (20,491,041)     (15,902,650)
                                                         -------------    -------------
    Net increase in net assets resulting from
     Fund share transactions                             $ 313,312,813    $  91,842,546
                                                         -------------    -------------
    Net increase in net assets                           $ 325,758,952    $  98,697,163
NET ASSETS:
Beginning of period                                        131,786,242       33,089,079
                                                         -------------    -------------
End of period (including accumulated undistributed
  net investment income (loss) of ($171,745) and
  $301,122, respectively)                                $ 457,545,194    $ 131,786,242
                                                         =============    ==============

20 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------

                                  '05 Shares      '05 Amount      '04 Shares     '04 Amount
                                  (unaudited)     (unaudited)
CLASS A
Shares sold                       12,503,508    $214,072,795     4,640,579     $73,188,711
Reinvestment of distributions        197,959       3,436,946        61,863         950,212
Less shares repurchased             (781,086)    (13,307,089)     (976,685)    (15,077,848)
                                  ----------    ------------     ---------    ------------
    Net increase                  11,920,381    $204,202,652     3,725,757     $59,061,075
                                  ==========    ============     =========    =============
CLASS B*
Shares sold                        1,549,084    $ 26,393,882       785,985     $12,567,804
Reinvestment of distributions         17,905         309,047             -               -
Less shares repurchased             (270,764)     (4,612,515)      (14,871)       (239,194)
                                  ----------    ------------     ---------    ------------
    Net increase                   1,296,225    $ 22,090,414       771,114     $12,328,610
                                  ==========    ============     =========    =============
CLASS C*
Shares sold                        3,733,368    $ 63,570,727       991,658     $15,875,910
Reinvestment of distributions         39,395         679,953             -               -
Less shares repurchased             (143,312)     (2,432,519)      (28,169)       (449,169)
                                  ----------    ------------     ---------    ------------
    Net increase                   3,629,451    $ 61,818,161       963,489     $15,426,741
                                  ==========    ============     =========    =============
CLASS Y*
Shares sold                        1,462,150    $ 24,984,766       322,051     $ 5,162,559
Reinvestment of distributions         20,467         355,738             -               -
Less shares repurchased               (8,094)       (138,918)       (8,452)       (136,439)
                                  ----------    ------------     ---------    ------------
    Net increase                   1,474,523    $ 25,201,586       313,599     $ 5,026,120
                                  ==========    ============     =========    =============

*Class B, Class C and Class Y shares were first publicly offered on February 28, 2005.

The accompanying notes are an integral part of these financial statements.   21

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                    Ended
                                                                   12/31/05     Year Ended
                                                                 (unaudited)    6/30/05(a)
CLASS A
Net asset value, beginning of period                              $ 16.19        $ 13.96
                                                                  -------        -------
Increase (decrease) from investment operations:
 Net investment income                                            $  0.02        $  0.05
 Net realized and unrealized gain (loss) on investments              1.38           2.55
                                                                  -------        -------
   Net increase (decrease) from investment operations             $  1.40        $  2.60
Distributions to shareowners:
 Net investment income                                              (0.06)         (0.03)
 Net realized gain                                                  (0.22)         (0.34)
                                                                  -------        -------
Net increase (decrease) in net asset value                        $  1.12        $  2.23
                                                                  -------        -------
Net asset value, end of period                                    $ 17.31        $ 16.19
                                                                  =======        =======
Total return*                                                        8.64%         18.81%
Ratio of net expenses to average net assets+                         1.18%**        1.66%
Ratio of net investment income (loss) to average net assets+         0.91%**        0.62%
Portfolio turnover rate                                                44%**          49%
Net assets, end of period (in thousands)                          $311,826       $98,690
Ratios with no reimbursement/recoupment of management fees
 and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.18%**        1.64%
 Net investment income (loss)                                        0.91%**        0.64%
Ratios with reimbursement/recoupment of management fees
 and assumption of expenses by PIM and reduction for fees
 paid indirectly:
 Net expenses                                                        1.18%**        1.66%
 Net investment income                                               0.91%**        0.62%

                                                                Year Ended   Year Ended   Year Ended   Year Ended
                                                                  6/30/04      6/30/03      6/30/02     6/30/01
CLASS A
Net asset value, beginning of period                             $ 11.27      $ 11.90      $ 11.34      $ 10.00
                                                                 -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                           $  0.02      $  0.04      $  0.03      $  0.01
 Net realized and unrealized gain (loss) on investments             2.71        (0.64)        0.59         1.35
                                                                 -------      -------      -------      -------
   Net increase (decrease) from investment operations            $  2.73      $ (0.60)     $  0.62      $  1.36
Distributions to shareowners:
 Net investment income                                             (0.04)       (0.03)           -        (0.02)
 Net realized gain                                                     -            -        (0.06)           -
                                                                 -------      -------      -------      -------
Net increase (decrease) in net asset value                       $  2.69      $ (0.63)     $  0.56      $  1.34
                                                                 -------      -------      -------      -------
Net asset value, end of period                                   $ 13.96      $ 11.27      $ 11.90      $ 11.34
                                                                 =======      =======      =======      =======
Total return*                                                      24.24%       (5.04)%       5.52%       13.65%
Ratio of net expenses to average net assets+                        1.92%        2.22%        2.33%        3.31%
Ratio of net investment income (loss) to average net assets+        0.32%        0.30%       (0.01)%      (1.19)%
Portfolio turnover rate                                               70%          71%          44%          29%
Net assets, end of period (in thousands)                         $33,089      $22,235      $16,501      $12,618
Ratios with no reimbursement/recoupment of management fees
 and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       1.92%        2.22%        2.33%        3.31%
 Net investment income (loss)                                       0.32%        0.30%       (0.01)%      (1.19)%
Ratios with reimbursement/recoupment of management fees
 and assumption of expenses by PIM and reduction for fees
 paid indirectly:
 Net expenses                                                       2.00%        2.00%        2.00%        2.00%
 Net investment income                                              0.24%        0.52%        0.31%        0.12%

(a) Effective December 28, 2004 PIM became the sub-advisor of the Fund and subsequently became the advisor on February 28, 2005.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios with no reduction for fees paid indirectly.

22 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                         Six Months
                                                           Ended           2/28/05 (a)
                                                          12/31/05             to
                                                        (unaudited)          6/30/05
CLASS B
Net asset value, beginning of period                     $  16.15          $  16.05
                                                         --------          --------
Increase (decrease) from investment operations:
  Net investment income (loss)                           $  (0.02)         $   0.01
  Net realized and unrealized gain on investments            1.34              0.09
                                                         --------          --------
     Net increase from investment operations             $   1.32          $   0.10
Distributions to shareowners:
  Net investment income                                     (0.02)                -
  Net realized gain                                         (0.22)                -
                                                         --------          --------
Net increase in net asset value                          $   1.08          $   0.10
                                                         --------          --------
Net asset value, end of period                           $  17.23          $  16.15
                                                         ========          ========
Total return*                                                8.14%***          0.62%***
Ratio of net expenses to average net assets+                 2.11%**           2.10%**
Ratio of net investment income (loss) to average
  net assets+                                               (0.01)%**          0.40%**
Portfolio turnover rate                                        44%**             49%***
Net assets, end of period (in thousands)                 $ 35,615          $ 12,454
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                               2.11%**           2.19%**
  Net investment income (loss)                              (0.01)%**          0.31%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                               2.11%**           2.10%**
  Net investment income (loss)                              (0.01)%**          0.40%**

(a)  Class B shares were first publicly offered on February 28, 2005
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
***  Not Annualized
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   23

Pioneer Cullen Value Fund
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                      Six Months
                                                        Ended           2/28/05 (a)
                                                       12/31/05             to
                                                     (unaudited)          6/30/05
CLASS C
Net asset value, beginning of period                  $ 16.15           $  16.05
                                                      -------           --------
Increase (decrease) from investment operations:
  Net investment income (loss)                        $ (0.02)          $   0.01
  Net realized and unrealized gain on
   investments                                           1.34               0.09
                                                      -------           --------
   Net increase from investment operations            $  1.32           $   0.10
Distributions to shareowners:
  Net investment income                                 (0.03)                 -
  Net realized gain                                     (0.22)                 -
                                                      -------           --------
Net increase in net asset value                       $  1.07           $   0.10
                                                      -------           --------
Net asset value, end of period                        $ 17.22           $  16.15
                                                      =======           ========
Total return*                                            8.15%***           0.62%***
Ratio of net expenses to average net assets+             2.00%**            2.15%**
Ratio of net investment income to average
  net assets+                                            0.08%**            0.34%**
Portfolio turnover rate                                    44%**              49%***
Net assets, end of period (in thousands)              $79,107           $ 15,560
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                           2.00%**            2.27%**
  Net investment income                                  0.08%**            0.22%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                           2.00%**            2.15%**
  Net investment income                                  0.08%**            0.34%**

(a)  Class C shares were first publicly offered on February 28, 2005
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
***  Not Annualized
+    Ratios with no reduction for fees paid indirectly.

24 The accompanying notes are an integral part of these financial statements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                    Six Months
                                                      Ended           2/28/05(a)
                                                     12/31/05             to
                                                   (unaudited)          6/30/05
CLASS Y
Net asset value, beginning of period                $ 16.20           $  16.05
                                                    -------           --------
Increase from investment operations:
  Net investment income                             $  0.02           $   0.03
  Net realized and unrealized gain
   on investments                                      1.40               0.12
                                                    -------           --------
   Net increase from investment operations          $  1.42           $   0.15
Distributions to shareowners:
  Net investment income                               (0.07)                 -
  Net realized gain                                   (0.22)                 -
                                                    -------           --------
Net increase in net asset value                     $  1.13           $   0.15
                                                    -------           --------
Net asset value, end of period                      $ 17.33           $  16.20
                                                    =======           ========
Total return*                                          8.78%***           0.93%***
Ratio of net expenses to average net assets+           0.85%**            0.99%**
Ratio of net investment income to average
  net assets+                                          1.17%**            1.60%**
Portfolio turnover rate                                  44%***             49%***
Net assets, end of period (in thousands)            $30,997           $  5,082
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         0.85%**            0.99%**
  Net investment income                                1.17%**            1.60%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction
  for fees paid indirectly:
  Net expenses                                         0.85%**            1.99%**
  Net investment income                                1.17%**            1.60%**

(a)  Class Y shares were first publicly offered on February 28, 2005
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at the end of each period.
**   Annualized
***  Not Annualized
+   Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   25

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05 (unaudited)
--------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Cullen Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund, was reorganized on February 25, 2005, as the successor to the Cullen Value Fund. Cullen Value Fund transferred all of the net assets of Class A shares in exchange for the Fund's Class A shares in a one-to-one exchange ratio, on February 25, 2005, pursuant to an agreement and plan of reorganization dated January 18, 2005. The Fund had no assets or liabilities prior to the reorganization. Accordingly, the reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek long-term capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Current income is a secondary objective.

The Fund offers four classes of shares - Class A, Class B, Class C, and Class Y shares. Class B, Class C and Class Y were first publicly offered on February 28, 2005. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, and Class C shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risk is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31 , 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05  (unaudited) (continued)
--------------------------------------------------------------------------

    gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the fiscal year. The tax character of distributions paid during the year ended June 30, 2005 was as follows:

--------------------------------------------------------------------------
                                  2005
--------------------------------------------------------------------------
  Distributions paid from:
   Ordinary income             $ 88,361
   Long-term capital gain       883,696
                               --------
    Total                      $972,057
                               ========
--------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at June 30, 2005:

--------------------------------------------------------------------------
                                         2005
--------------------------------------------------------------------------
  Undistributed ordinary income     $   609,570
  Undistributed long-term gain        3,939,032
  Unrealized appreciation             9,305,158
                                    -----------
    Total                           $13,853,760
                                    ===========
--------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned approximately

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------

    $172,440 in underwriting commissions on the sale of Class A shares during the six months ended December 31, 2005.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively. Class Y shares are not subject to a distribution plan (see
    Note 4). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, on the same day, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.70% of the Fund's average daily net assets up

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05  (unaudited) (continued)
--------------------------------------------------------------------------

to $1 billion, 0.65% of the next $1 billion, 0.60% of the next $1 billion, and 0.55% of assets over $3 billion.

On December 28, 2004, shareholders of the Cullen Value Fund approved a sub-advisory agreement between PIM and Cullen Capital Management, LLC, ("Cullen LLC") in anticipation of the reorganization which became effective on February 28, 2005. Pioneer, and not the Fund, pays a portion of the fee it receives from the Fund to Cullen LLC as compensation for Cullen's subadvisory services to the Fund.

Prior to the reorganization, Cullen Value Fund was advised by Cullen LLC, which received an annual fee equal to 1.00% of its average daily net assets. In addition, through February 28, 2005, Cullen Value Fund reimbursed $8,476 to Cullen LLC for expenses previously waived by Cullen LLC. This obligation was terminated on February 28, 2005.

Through November 1, 2008 PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.25% of the average daily net assets attributable to Class A shares. Through November 1, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class B and Class C expenses to 2.15% of the average daily net assets attributable to Class B and Class C shares, respectively.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2005, $15,960 was payable to PIM related to management fees, administrative costs and certain others services, and is included in due to affiliates.

3. Transfer Agent

Since the reorganization, PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $1,368 in transfer agent fees payable to PIMSS at December 31, 2005. Prior to the reorganization, U.S. Bancorp was the transfer agent and the shareholder servicing agent of the Fund.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution for three classes of shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. This fee consists of a 0.25% service fee and a 0.75% distribution fee both paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $10,293 in distribution fees payable to PFD at December 31, 2005.

In addition, redemptions of each class of shares (except Class Y share) may be subject to a contingent deferred sales charge (CDSC). Effective February 28, 2005, a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase were subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended December 31, 2005, CDSCs in the amount of $14,094 were paid to PFD.

5. Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended December 31, 2005, the Fund's expenses were reduced by $983 under such arrangements.

Pioneer Cullen Value Fund
--------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------

Trustees                         Officers
John F. Cogan, Jr., Chairman     John F. Cogan, Jr., President
David R. Bock                    Osbert M. Hood, Executive
Mary K. Bush                       Vice President
Margaret B.W. Graham             Vincent Nave, Treasurer
Osbert M. Hood                   Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
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                           This page for your notes.

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                           This page for your notes.

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                           This page for your notes.

--------------------------------------------------------------------------------
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                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address                 ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                  www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1





ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.

or

Information not required in semi annual reports on form NCSR.




Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.



Not applicable to open-end management investment companies.

or

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.




Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.